EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Shares
Outstanding at beginning of period	6,900,356	3,453,171
Issued	9,231,066	3,454,853
Exercised	0	0
Forfeited	0	0
Expired	(544,998)	(7,668)
Outstanding at end of period	15,586,424	6,900,356
Exercisable at end of period	15,586,424	6,900,356
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.428	$ 0.840
Issued	.250	0.399
Exercised	(.000)	(0.000)
Forfeited	.000	0.000
Expired	0.250	(30.000)
Outstanding at end of period	$ .328	$ 0.428